Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 4,709	$ 7,814
Other comprehensive income, net of tax
Foreign currency translation adjustments	(43)	34
Total comprehensive income	4,666	7,848
Less: Comprehensive income attributable to non-controlling interest	10,891	19,500
Comprehensive (loss) attributable to common stockholders	$ (6,225)	$ (11,652)